Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds I
Entity Central Index Key	0000882443
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000027415 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Focus Fund
Class Name	Class I
Trading Symbol	MFQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class I/MFQTX)	$42	0.88%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
Net Assets	$ 23,902,894
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 37,194
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$23,902,894
Total number of portfolio holdings	30
Net advisory fees paid	$37,194
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.2%
UnitedHealth Group, Inc. (United States)	5.9%
Vinci, S.A. (France)	5.5%
Canadian Pacific Kansas City, Ltd. (Canada)	5.1%
London Stock Exchange Group PLC (United Kingdom)	4.8%
Microsoft Corp. (United States)	4.6%
Safran, S.A. (France)	4.6%
Airbus SE (France)	4.5%
Mastercard, Inc., Class A (United States)	4.2%
Thermo Fisher Scientific, Inc. (United States)	4.1%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc. (United States)	6.2%
UnitedHealth Group, Inc. (United States)	5.9%
Vinci, S.A. (France)	5.5%
Canadian Pacific Kansas City, Ltd. (Canada)	5.1%
London Stock Exchange Group PLC (United Kingdom)	4.8%
Microsoft Corp. (United States)	4.6%
Safran, S.A. (France)	4.6%
Airbus SE (France)	4.5%
Mastercard, Inc., Class A (United States)	4.2%
Thermo Fisher Scientific, Inc. (United States)	4.1%
Top Ten as a Group	49.5%

C000027413 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Focus Fund
Class Name	Class N
Trading Symbol	MFQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class N/MFQAX)	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
Net Assets	$ 23,902,894
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 37,194
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$23,902,894
Total number of portfolio holdings	30
Net advisory fees paid	$37,194
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.2%
UnitedHealth Group, Inc. (United States)	5.9%
Vinci, S.A. (France)	5.5%
Canadian Pacific Kansas City, Ltd. (Canada)	5.1%
London Stock Exchange Group PLC (United Kingdom)	4.8%
Microsoft Corp. (United States)	4.6%
Safran, S.A. (France)	4.6%
Airbus SE (France)	4.5%
Mastercard, Inc., Class A (United States)	4.2%
Thermo Fisher Scientific, Inc. (United States)	4.1%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc. (United States)	6.2%
UnitedHealth Group, Inc. (United States)	5.9%
Vinci, S.A. (France)	5.5%
Canadian Pacific Kansas City, Ltd. (Canada)	5.1%
London Stock Exchange Group PLC (United Kingdom)	4.8%
Microsoft Corp. (United States)	4.6%
Safran, S.A. (France)	4.6%
Airbus SE (France)	4.5%
Mastercard, Inc., Class A (United States)	4.2%
Thermo Fisher Scientific, Inc. (United States)	4.1%
Top Ten as a Group	49.5%

C000027420 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Large Cap Value Select Fund
Class Name	Class N
Trading Symbol	FQUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class N/FQUAX)	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 42,714,703
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 41,021
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$42,714,703
Total number of portfolio holdings	31
Net advisory fees paid	$41,021
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	7.9%
BJ's Wholesale Club Holdings, Inc.	6.3%
Amazon.com, Inc.	5.5%
Union Pacific Corp.	5.4%
CRH PLC (Ireland)	5.4%
American Express Co.	4.9%
Fairfax Financial Holdings, Ltd. (Canada)	4.8%
The Walt Disney Co.	4.5%
Labcorp Holdings, Inc.	4.4%
Constellation Energy Corp.	4.1%
Top Ten as a Group	53.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	7.9%
BJ's Wholesale Club Holdings, Inc.	6.3%
Amazon.com, Inc.	5.5%
Union Pacific Corp.	5.4%
CRH PLC (Ireland)	5.4%
American Express Co.	4.9%
Fairfax Financial Holdings, Ltd. (Canada)	4.8%
The Walt Disney Co.	4.5%
Labcorp Holdings, Inc.	4.4%
Constellation Energy Corp.	4.1%
Top Ten as a Group	53.2%

C000027422 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Large Cap Value Select Fund
Class Name	Class I
Trading Symbol	MEQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class I/MEQFX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 42,714,703
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 41,021
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$42,714,703
Total number of portfolio holdings	31
Net advisory fees paid	$41,021
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	7.9%
BJ's Wholesale Club Holdings, Inc.	6.3%
Amazon.com, Inc.	5.5%
Union Pacific Corp.	5.4%
CRH PLC (Ireland)	5.4%
American Express Co.	4.9%
Fairfax Financial Holdings, Ltd. (Canada)	4.8%
The Walt Disney Co.	4.5%
Labcorp Holdings, Inc.	4.4%
Constellation Energy Corp.	4.1%
Top Ten as a Group	53.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	7.9%
BJ's Wholesale Club Holdings, Inc.	6.3%
Amazon.com, Inc.	5.5%
Union Pacific Corp.	5.4%
CRH PLC (Ireland)	5.4%
American Express Co.	4.9%
Fairfax Financial Holdings, Ltd. (Canada)	4.8%
The Walt Disney Co.	4.5%
Labcorp Holdings, Inc.	4.4%
Constellation Energy Corp.	4.1%
Top Ten as a Group	53.2%

C000081950 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	MSSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class Z/MSSYX)	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 98,239,395
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 209,108
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$98,239,395
Total number of portfolio holdings	124
Net advisory fees paid	$209,108
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%

C000027423 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class I
Trading Symbol	MSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class I/MSSCX)	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 98,239,395
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 209,108
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$98,239,395
Total number of portfolio holdings	124
Net advisory fees paid	$209,108
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%

C000081949 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class N
Trading Symbol	MSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class N/MSSVX)	$70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
Net Assets	$ 98,239,395
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 209,108
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$98,239,395
Total number of portfolio holdings	124
Net advisory fees paid	$209,108
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%

C000027424 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas China Fund
Class Name	Class N
Trading Symbol	MMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class N/MMCFX)	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 44,608,528
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 91,180
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$44,608,528
Total number of portfolio holdings	40
Net advisory fees paid	$91,180
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	12.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.5%
Alibaba Group Holding, Ltd. (China)	10.1%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.7%
Samsung Electronics Co., Ltd. (South Korea)	3.9%
Sieyuan Electric Co., Ltd., Class A (China)	3.6%
Weichai Power Co., Ltd., Class H (China)	2.8%
WuXi AppTec Co., Ltd., Class H (China)	2.4%
NAURA Technology Group Co., Ltd., Class A (China)	2.3%
Top Ten as a Group	58.6%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd. (China)	12.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.5%
Alibaba Group Holding, Ltd. (China)	10.1%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.7%
Samsung Electronics Co., Ltd. (South Korea)	3.9%
Sieyuan Electric Co., Ltd., Class A (China)	3.6%
Weichai Power Co., Ltd., Class H (China)	2.8%
WuXi AppTec Co., Ltd., Class H (China)	2.4%
NAURA Technology Group Co., Ltd., Class A (China)	2.3%
Top Ten as a Group	58.6%

C000105228 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas China Fund
Class Name	Class I
Trading Symbol	MIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class I/MIMFX)	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 44,608,528
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 91,180
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$44,608,528
Total number of portfolio holdings	40
Net advisory fees paid	$91,180
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	12.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.5%
Alibaba Group Holding, Ltd. (China)	10.1%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.7%
Samsung Electronics Co., Ltd. (South Korea)	3.9%
Sieyuan Electric Co., Ltd., Class A (China)	3.6%
Weichai Power Co., Ltd., Class H (China)	2.8%
WuXi AppTec Co., Ltd., Class H (China)	2.4%
NAURA Technology Group Co., Ltd., Class A (China)	2.3%
Top Ten as a Group	58.6%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd. (China)	12.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.5%
Alibaba Group Holding, Ltd. (China)	10.1%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.7%
Samsung Electronics Co., Ltd. (South Korea)	3.9%
Sieyuan Electric Co., Ltd., Class A (China)	3.6%
Weichai Power Co., Ltd., Class H (China)	2.8%
WuXi AppTec Co., Ltd., Class H (China)	2.4%
NAURA Technology Group Co., Ltd., Class A (China)	2.3%
Top Ten as a Group	58.6%

C000158522 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class Z
Trading Symbol	MBDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class Z/MBDLX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 102,281,304
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 83,882
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$102,281,304
Total number of portfolio holdings	153
Net advisory fees paid	$83,882
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%

C000027427 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class I
Trading Symbol	MBDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class I/MBDFX)	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 102,281,304
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 83,882
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$102,281,304
Total number of portfolio holdings	153
Net advisory fees paid	$83,882
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%

C000158523 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class N
Trading Symbol	MBGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class N/MBGVX)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 102,281,304
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 83,882
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$102,281,304
Total number of portfolio holdings	153
Net advisory fees paid	$83,882
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%